Regulatory Requirements	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Requirements

Note 19 — Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission, the Insurance Authority (Hong Kong) and the Cayman Islands Monetary Authority (CIMA) that the Company’s subsidiaries were required to maintain as of June 30, 2021 and the actual amounts of capital that were maintained.

Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$386,292	$1,171,495	$785,203	303%
Lion Futures Limited	386,292	1,039,855	653,563	269%
Lion Asset Management Limited	12,876	43,415	30,539	337%
BC Wealth Management Limited	12,876	177,081	164,205	1375%
Lion Broker Limited (Cayman)	9,704,983	12,495,487	2,790,504	129%
Total	$10,503,319	$14,927,333	$4,424,014	142%

Note 17 — Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the Hong Kong Securities and Futures Commission, the Insurance Authority (Hong Kong) and the Cayman Islands Monetary Authority (CIMA) that the Company’s subsidiaries were required to maintain as of December 31, 2020 and the actual amounts of capital that were maintained.

Entity Name	Minimum Regulatory Capital Requirements	Capital Levels Maintained	Excess Net Capital	Percent of requirement Maintained
Lion International Securities Group Limited	$386,927	$1,043,803	$656,876	270%
Lion Futures Limited	386,927	948,872	561,945	245%
Lion Asset Management Limited	12,898	27,770	14,872	215%
BC Wealth Management Limited	12,898	468,279	455,381	3631%
Lion Broker Limited (Cayman)	537,164	8,426,049	7,888,885	1569%
Total	$1,336,814	$10,914,773	$9,577,959	816%